Operating segments	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Operating segments
19. Operating segments
The Company has one reportable segment, the provision of technology solutions to merchants and partners.
Geographic information
The Company provides payment processing services in North America, Europe, Middle East and Africa, Latin America and Asia-Pacific.
In presenting the geographic information, revenue has been based on the billing location of merchants and non-current assets were based on the geographic location of the assets.

	2022	2021
	$	$
Revenue
North America	336,563	301,257
Europe, Middle East and Africa	465,935	394,758
Latin America	33,105	22,841
Asia Pacific	7,720	5,670
	843,323	724,526
Non-current assets exclude financial assets and deferred tax assets, when applicable.

	2022	2021
	$	$
Non-current assets
Canada	1,005,845	1,083,594
United States	207,948	252,577
European Union	625,411	552,372
Rest of the world	3,262	5,772
	1,842,466	1,894,315
In prior periods, United Kingdom was presented on a separate line with the non-current assets by geography. In the year ended December 31, 2022, the United Kingdom is presented with the rest of the world. Non‑current assets relating to the United Kingdom amounted to $225 as at December 31, 2021.